Revenue - Disaggregated revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,614,173	$ 1,210,127	$ 880,978
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	802,499	603,959	439,363
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	633,735	474,712	347,509
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 177,939	$ 131,456	$ 94,106